Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 42,735		$ 128,224
Financial assets at fair value through other comprehensive income
Designation of equity instruments	120,317		338,102
Financial assets at amortized cost
Cash and cash equivalents	12,354,035	$ 403,463	9,896,604
Financial assets at amortized cost	78,477		136,093
Accounts receivable	5,326,381	173,951	4,381,563
Other receivables	44,576	1,456	131,863
Refundable deposits	20,707	676	21,771
Financial assets	17,987,228		15,034,220
Financial liabilities at amortized cost
Notes payable	484	16	132
Accounts payable	784,919	25,634	560,802
Other payables	3,479,045	113,620	3,796,481
Other payables - related parties	58,549	1,912
Long-term bank loans (including current portion)	14,911,719		13,967,801
Lease liabilities (including current portion)	1,065,401		920,402
Guarantee deposits	21,235	$ 694	21,600
Financial liabilities	$ 20,321,352		$ 19,267,218